UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21539
                                                    -----------

                First Trust Senior Floating Rate Income Fund II
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400

                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                        Date of fiscal year end: May 31
                                                --------

                   Date of reporting period: August 31, 2015
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a)
AUGUST 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                                      STATED
    VALUE                                 DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  ---------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS - 139.6%

                AEROSPACE & DEFENSE - 1.9%
$    1,889,148  DynCorp International, Inc., Term Loan ........................      6.25%      07/07/16    $   1,841,919
       299,250  Science Applications International Corp. (SAIC), Tranche B
                   Incremental Loan ...........................................      3.75%      04/21/22          299,100
     2,871,401  Transdigm, Inc., Term Loan C ..................................      3.75%      02/28/20        2,840,131
       792,000  Transdigm, Inc., Tranche D Term Loan ..........................      3.75%      06/04/21          783,090
     1,485,455  Wencor Group LLC (Jazz Acquisition, Inc.), Term Loan (First
                   Lien) ......................................................      4.50%      06/19/21        1,465,966
                                                                                                            -------------
                                                                                                                7,230,206
                                                                                                            -------------

                AGRICULTURAL PRODUCTS - 1.0%
     3,851,619  Jimmy Sanders, Inc. (Pinnacle Operating Corp.), Term B Loan
                   Refinancing (First Lien) ...................................      4.75%      11/15/18        3,798,659
                                                                                                            -------------

                ALTERNATIVE CARRIERS - 0.8%
     1,000,000  Level 3 Financing, Inc., Tranche B 2020 Term Loan .............      4.00%      01/15/20          999,060
     2,250,000  Level 3 Financing, Inc., Tranche B-II 2022 Term Loan ..........      3.50%      05/31/22        2,227,500
                                                                                                            -------------
                                                                                                                3,226,560
                                                                                                            -------------

                APPAREL RETAIL - 0.8%
       990,000  J.C. Penney Corp., Inc., Term Loan ............................      5.00%      06/20/19          985,793
     2,225,640  Neiman Marcus Group, Inc., Other Term Loan ....................      4.25%      10/25/20        2,199,600
                                                                                                            -------------
                                                                                                                3,185,393
                                                                                                            -------------

                APPLICATION SOFTWARE - 3.1%
     3,000,000  Epicor Software Corp., Term B Loan ............................      4.75%      06/01/22        2,988,210
     3,369,764  Infor (US), Inc., Tranche B-5 Term Loan .......................      3.75%      06/03/20        3,269,885
     2,743,590  Informatica Corp. (Italic Merger Sub., Inc.), Dollar Term
                   Loan .......................................................      4.50%      08/05/22        2,724,165
     1,626,819  Mitchell International, Inc., Initial Term Loan ...............      4.50%      10/13/20        1,619,498
     1,373,757  Triple Point Technologies, Inc., Term Loan B ..................      5.25%      07/10/20        1,219,209
                                                                                                            -------------
                                                                                                               11,820,967
                                                                                                            -------------

                ASSET MANAGEMENT & CUSTODY BANKS - 2.4%
       800,000  American Beacon Advisors, Inc., Term Loan B ...................      5.50%      03/15/22          804,000
     1,326,375  Guggenheim Partners Investment Management Holdings LLC, Initial
                Term Loan .....................................................      4.25%      07/22/20        1,329,134
     1,500,000  Hamilton Lane Advisors LLC, Initial Term Loan .................      4.25%      07/08/22        1,498,125
       929,816  Mondrian Investment Partners Ltd. (MIPL Group Ltd.), Term
                   Loan .......................................................      4.00%      03/05/20          928,077


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                                      STATED
    VALUE                                 DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  ---------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                ASSET MANAGEMENT & CUSTODY BANKS (CONTINUED)
$    4,812,500  Victory Capital Holdings (VCH Holdings LLC), Initial Term
                   Loan .......................................................      7.00%      10/29/21    $   4,794,453
                                                                                                            -------------
                                                                                                                9,353,789
                                                                                                            -------------

                AUTO PARTS & EQUIPMENT - 2.1%
       704,059  Affinia Group, Inc., Tranche B-2 Term Loan ....................      4.75%      04/27/20          703,622
       891,000  Cooper Standard Holdings (CS Intermediate Holdco 2 LLC), Term
                   Loan .......................................................      4.00%      04/04/21          886,768
       880,611  Gates Global LLC, Initial Dollar Term Loan ....................      4.25%      07/06/21          842,084
     2,673,000  Henniges Automotive Holdings, Inc., Term Loan B ...............      5.50%      06/03/21        2,666,318
     1,706,250  Remy International, Inc., Term B Loan 2013 ....................      4.25%      03/05/20        1,701,984
     1,449,620  Tower Automotive Holdings USA LLC, Initial Term Loan (2014)....      4.00%      04/23/20        1,439,356
                                                                                                            -------------
                                                                                                                8,240,132
                                                                                                            -------------

                BROADCASTING - 4.5%
     4,986,742  Clear Channel Communications, Inc., Tranche D Term Loan .......      6.95%      01/30/19        4,394,566
     1,750,000  Clear Channel Communications, Inc., Tranche E Term Loan .......      7.70%      07/30/19        1,558,235
     2,798,370  Cumulus Media Holdings, Inc., Term Loan .......................      4.25%      12/23/20        2,567,504
     2,025,397  Media General, Inc., Term Loan B ..............................      4.00%      07/31/20        2,022,237
     1,057,684  Mission Broadcasting, Inc. (Nexstar Broadcasting Group, Inc.),
                   Term B-2 Loan ..............................................      3.75%      10/01/20        1,050,630
     1,199,431  Nexstar Broadcasting Group, Inc. (Mission Broadcasting, Inc.),
                   Term Loan B-2 ..............................................      3.75%      09/30/20        1,191,431
       755,293  Tribune Co., Term B Loan ......................................      3.75%      12/28/20          751,282
       977,219  Univision Communications, Inc., 2013 Incremental Term Loan ....      4.00%      03/01/20          969,714
     2,796,420  Univision Communications, Inc., Replacement First-Lien Term
                   Loan .......................................................      4.00%      03/01/20        2,774,580
                                                                                                            -------------
                                                                                                               17,280,179
                                                                                                            -------------

                BUILDING PRODUCTS - 1.0%
       424,286  Hillman Group, Inc., Initial Term Loan ........................      4.50%      06/30/21          421,634
     1,310,160  Quikrete Holdings, Inc., Initial Loan (First Lien) ............      4.00%      09/28/20        1,301,971
       294,737  Quikrete Holdings, Inc., Initial Loan (Second Lien) ...........      7.00%      03/26/21          294,737
     1,819,542  Unifrax Holding Co., New Term Dollar Loan .....................      4.25%      11/28/18        1,808,734
                                                                                                            -------------
                                                                                                                3,827,076
                                                                                                            -------------

                CABLE & SATELLITE - 1.8%
     2,663,043  Charter Communications Operating LLC, Bridge Loan -
                   Unsecured (d) (e) ..........................................      5.63%      05/21/16        2,646,399
     3,271,739  Charter Communications Operating LLC, Bridge Loan -
                   Unsecured 1yr (d) (e) ......................................     13.75%      05/21/16        3,251,291


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                                      STATED
    VALUE                                 DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  ---------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                CABLE & SATELLITE (CONTINUED)
$      992,500  Mediacom LLC, Tranche G Term Loan .............................      3.50%      06/30/21    $     987,538
                                                                                                            -------------
                                                                                                                6,885,228
                                                                                                            -------------

                CASINOS & GAMING - 6.6%
       721,875  Amaya Holdings B.V., 2nd Lien TL ..............................      8.00%      07/31/22          722,178
    10,803,360  Amaya Holdings B.V., Initial Term B Loan (First Lien) .........      5.00%      08/01/21       10,688,629
     8,058,235  Caesars Growth Partners LLC, Term B Loan (First Lien) .........      6.25%      05/08/21        6,983,831
     2,883,477  CityCenter Holdings LLC, Term B Loan ..........................      4.25%      10/16/20        2,876,268
     1,749,005  ROC Finance LLC, Funded Term B Loan ...........................      5.00%      06/20/19        1,664,475
     2,420,321  Station Casinos, Inc., B Term Loan ............................      4.25%      03/02/20        2,414,270
                                                                                                            -------------
                                                                                                               25,349,651
                                                                                                            -------------

                COAL & CONSUMABLE FUELS - 0.4%
     2,681,599  Arch Coal, Inc., Term Loan ....................................      6.25%      05/16/18        1,430,177
                                                                                                            -------------

                COMMERCIAL PRINTING - 0.3%
     1,233,333  Southern Graphic, Inc., Term Loan .............................      4.25%      10/17/19        1,218,694
                                                                                                            -------------

                COMPUTER HARDWARE - 2.7%
    10,440,655  Dell, Inc., Term B-2 Loan .....................................      4.00%      04/29/20       10,378,324
                                                                                                            -------------

                CONSTRUCTION MACHINERY & HEAVY TRUCKS - 0.5%
     2,000,000  Navistar, Inc., Term Loan B ...................................      6.50%      08/06/20        1,977,500
                                                                                                            -------------

                CONSTRUCTION MATERIALS - 0.2%
       650,000  Summit Materials, Inc., Restatement Effective Date Term
                   Loans ......................................................      4.25%      07/15/22          646,139
                                                                                                            -------------

                CONSUMER FINANCE - 1.4%
     2,547,846  Altisource Solutions S.A.R.L., Term B Loan ....................      4.50%      12/09/20        2,246,359
     3,180,323  Walter Investment Management Corp., Tranche B Term Loan .......      4.75%      12/18/20        2,998,791
                                                                                                            -------------
                                                                                                                5,245,150
                                                                                                            -------------

                DATA PROCESSING & OUTSOURCED SERVICES - 1.9%
     2,870,903  Harland Clarke Holdings Corp., Tranche B-2 Term Loan ..........      5.53%      06/30/17        2,863,008
     3,712,500  Interactive Data Corp., Term Loan .............................      4.75%      05/02/21        3,707,080
       882,683  Sungard Availability Services Capital, Inc., Term Loan B ......      6.00%      03/29/19          780,548
                                                                                                            -------------
                                                                                                                7,350,636
                                                                                                            -------------

                DISTILLERS & VINTNERS - 0.3%
       990,000  Winebow Holdings, Inc., Loan (First Lien) .....................      4.75%      07/01/21          980,724
                                                                                                            -------------

                DIVERSIFIED CHEMICALS - 0.4%
     1,188,011  Gemini HDPE LLC, Advance ......................................      4.75%      08/06/21        1,186,027
       400,000  Ineos US Finance LLC, 2022 Dollar Term Loan ...................      4.25%      03/31/22          398,752
                                                                                                            -------------
                                                                                                                1,584,779
                                                                                                            -------------


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                                      STATED
    VALUE                                 DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  ---------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                DIVERSIFIED SUPPORT SERVICES - 0.5%
$    1,988,435  SMG Holdings, Inc., Term Loan B ...............................      4.50%      02/27/20    $   1,976,008
                                                                                                            -------------

                EDUCATION SERVICES - 0.1%
       249,375  Bright Horizons Family Solutions, Inc., Term B-1 Loan .........      4.50%      01/30/20          249,375
                                                                                                            -------------

                ELECTRIC UTILITIES - 0.8%
     4,241,410  TXU (Texas Competitive Electric Holdings Co. LLC), 2014 Term
                   Loan (Non-Extending) .......................................      4.67%      10/10/14        1,869,232
     2,250,000  TXU (Texas Competitive Electric Holdings Co. LLC), 2017 Term
                   Loan (Extending) (f) (g) ...................................      4.67%      10/10/17        1,015,065
                                                                                                            -------------
                                                                                                                2,884,297
                                                                                                            -------------

                ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
       500,000  Linxens LLC, Term Loan B ......................................      5.00%      07/31/22          497,500
     2,022,955  Zebra Technologies Corp., Term Loan B .........................      4.75%      10/27/21        2,032,503
                                                                                                            -------------
                                                                                                                2,530,003
                                                                                                            -------------

                ENVIRONMENTAL & FACILITIES SERVICES - 1.0%
       497,500  PSSI (Packers Holdings LLC), Term B Loan ......................      5.00%      12/02/21          496,256
     1,689,744  ServiceMaster Co., Initial Term Loan ..........................      4.25%      07/01/21        1,680,095
     1,576,000  WTG Holdings III Corp. (EWT Holdings III Corp.), Term Loan
                   (First Lien) ...............................................      4.75%      01/15/21        1,564,180
                                                                                                            -------------
                                                                                                                3,740,531
                                                                                                            -------------

                FOOD RETAIL - 3.1%
    11,945,200  Albertsons LLC, Term B-4 Loan .................................      5.50%      08/25/21       11,942,214
                                                                                                            -------------

                HEALTH CARE EQUIPMENT - 2.8%
     1,461,538  Alere, Inc., Term B Loan ......................................      4.25%      06/15/22        1,460,530
     3,300,000  DJO Finance LLC (ReAble Therapeutics Finance LLC), Initial
                   Term Loan ..................................................      4.25%      06/08/20        3,280,200
     6,047,552  Kinetic Concepts, Inc., Dollar Term E-1 Loan ..................      4.50%      05/04/18        6,033,703
                                                                                                            -------------
                                                                                                               10,774,433
                                                                                                            -------------

                HEALTH CARE FACILITIES - 2.7%
     5,133,333  21st Century Oncology, Inc., Tranche B Term Loan ..............      6.50%      04/30/22        4,908,750
     1,097,931  Acadia Healthcare Co., Inc., Tranche B Term Loan ..............      4.25%      02/11/22        1,104,321
     2,407,656  CHS/Community Health Systems, Inc., Incremental 2021 Term H
                   Loan .......................................................      4.00%      01/27/21        2,412,038
     1,375,000  Concentra, Inc. (MJ Acquisition Corp.), Term Loan B ...........      4.00%      05/15/22        1,370,421
       397,990  Kindred Healthcare, Inc., New Term Loan .......................      4.25%      04/09/21          397,246
                                                                                                            -------------
                                                                                                               10,192,776
                                                                                                            -------------


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                                      STATED
    VALUE                                 DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  ---------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HEALTH CARE SERVICES - 8.5%
$    3,500,000  Air Medical Group Holdings, Inc., Initial Term Loan ...........      4.50%      04/28/22    $   3,434,375
     4,047,644  CareCore National LLC, Term Loan ..............................      5.50%      03/05/21        3,946,453
       398,962  CHG Healthcare Services, Inc, Term Loan (First Lien) ..........      4.25%      11/19/19          396,967
     3,241,875  Curo Health Services Holdings, Inc., Term B Loan (First
                   Lien) ......................................................      6.50%      02/07/22        3,245,927
     4,155,564  Envision Healthcare Corp. (Emergency Medical Services Corp.),
                   Initial Term Loan ..........................................      4.00%      05/25/18        4,149,331
     4,718,106  Healogics, Inc. (CDRH Parent, Inc.), Initial Term Loan (First
                   Lien) ......................................................      5.25%      07/01/21        4,698,432
     1,901,497  Heartland Dental Care LLC, Incremental Term Loan ..............      5.50%      12/21/18        1,898,322
       333,333  National Veterinary Associates (NVA Holdings, Inc.), Delayed
                   Draw Term Loan .............................................      4.75%      08/14/21          332,917
     1,736,515  National Veterinary Associates (NVA Holdings, Inc.), Term Loan
                  (First Lien) ................................................      4.75%      08/14/21        1,734,344
       666,667  National Veterinary Associates (NVA Holdings, Inc.), Term
                   Loan B .....................................................      4.75%      08/14/21          665,833
     1,497,500  Surgery Centers Holdings, Inc., Initial Term Loan (First
                   Lien) ......................................................      5.25%      11/03/20        1,495,628
       997,500  Surgical Care Affiliates LLC, Initial Term Loan ...............      4.25%      03/17/22          993,759
     5,726,162  U.S. Renal Care, Inc., Tranche B-2 Term Loan (First lien) .....      4.25%      07/03/19        5,707,094
                                                                                                            -------------
                                                                                                               32,699,382
                                                                                                            -------------

                HEALTH CARE SUPPLIES - 1.2%
     1,978,704  BSN Medical Luxembourg Holding S.A.R.L., New Term Loan B1 .....      4.00%      06/08/19        1,967,583
       459,459  ConvaTec, Inc., TLB ...........................................      4.25%      06/30/20          457,544
     2,252,561  Sage Products Holdings III LLC, Term Loan B ...................      4.25%      12/13/19        2,248,349
                                                                                                            -------------
                                                                                                                4,673,476
                                                                                                            -------------

                HEALTH CARE TECHNOLOGY - 2.2%
     2,432,962  Connolly Holdings, Inc., Term Loan B ..........................      4.50%      05/14/21        2,426,880
       748,750  Healthport Technologies LLC (CT Technologies Intermediate
                   Holdings, Inc.), Initial Term Loan .........................      5.25%      12/01/21          747,814
       575,097  MedAssets, Inc., Term B Loan ..................................      4.00%      12/13/19          571,502
     4,905,123  Truven Health Analytics, Inc. (VCPH Holding Corp.), Term
                   Loan B .....................................................      4.50%      05/31/19        4,862,203
                                                                                                            -------------
                                                                                                                8,608,399
                                                                                                            -------------

                HOMEFURNISHING RETAIL - 0.6%
     2,125,511  Serta Simmons Holdings LLC, Term Loan B .......................      4.25%      10/01/19        2,125,129
                                                                                                            -------------


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                                      STATED
    VALUE                                 DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  ---------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HOTELS, RESORTS & CRUISE LINES - 1.3%
$    2,181,084  Extended Stay America (ESH Hospitality, Inc.), Term Loan ......      5.00%      06/24/19    $   2,196,090
       667,208  La Quinta Intermediate Holdings LLC, Initial Term Loan ........      3.75%      04/14/21          665,260
     1,990,000  Norwegian Cruise Lines (NCL Corp.), Term B Loan ...............      4.00%      11/19/21        1,989,164
                                                                                                            -------------
                                                                                                                4,850,514
                                                                                                            -------------

                HOUSEHOLD PRODUCTS - 0.2%
       931,034  Spectrum Brands, Inc., USD Term Loan ..........................      3.75%      06/23/22          930,001
                                                                                                            -------------

                HYPERMARKETS & SUPER CENTERS - 3.1%
     2,500,000  BJ's Wholesale Club, Inc., 2013 (November) Replacement Loan
                   (Second Lien) ..............................................      8.50%      03/26/20        2,475,000
     9,483,305  BJ's Wholesale Club, Inc., New 2013 (November) Replacement
                   Loan (First Lien) ..........................................      4.50%      09/26/19        9,440,346
                                                                                                            -------------
                                                                                                               11,915,346
                                                                                                            -------------

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.6%
     1,361,500  Calpine Corp., Term Loan ......................................      4.00%      10/09/19        1,358,832
     2,000,000  Calpine Corp., Term Loan ......................................      3.50%      05/27/22        1,971,880
     2,536,017  FREIF North American Power I LLC, Term Loan B .................      4.75%      03/31/22        2,536,017
       452,715  FREIF North American Power I LLC, Term Loan C .................      4.75%      03/31/22          452,715
                                                                                                            -------------
                                                                                                                6,319,444
                                                                                                            -------------

                INDUSTRIAL MACHINERY - 1.5%
     1,194,000  Douglas Dynamics LLC, Term Loan B .............................      5.25%      12/02/21        1,194,000
       589,208  Filtration Group Corp., Initial Term Loan (Second Lien) .......      8.25%      11/22/21          587,482
     4,032,002  Filtration Group Corp., Term Loan (First Lien) ................      4.25%      11/23/20        4,021,921
                                                                                                            -------------
                                                                                                                5,803,403
                                                                                                            -------------

                INSURANCE BROKERS - 5.1%
     3,291,338  Amwins Group LLC, TLB .........................................      5.25%      09/06/19        3,303,680
     3,913,465  Confie Seguros Holding II Co., Term B Loan (First Lien) .......      5.75%      11/09/18        3,908,573
     2,058,000  Cooper Gay Swett & Crawford Ltd., Term Loan (First Lien).......      5.00%      04/16/20        1,872,780
     2,560,588  HUB International Ltd., Initial Term Loan (New) ...............      4.00%      10/02/20        2,529,656
       400,000  Hyperion Finance S.A.R.L., Initial Term Loan ..................      5.50%      04/29/22          401,000
     2,651,424  National Financial Partners Corp., 2014 Specified Refinancing
                   Term Loan ..................................................      4.50%      07/01/20        2,621,595


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                                      STATED
    VALUE                                 DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  ---------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                INSURANCE BROKERS (CONTINUED)
$    4,826,900  USI, Inc. (Compass Investors, Inc.), Initial Term Loan ........      4.25%      12/27/19    $   4,792,725
                                                                                                            -------------
                                                                                                               19,430,009
                                                                                                            -------------

                INTEGRATED TELECOMMUNICATION SERVICES - 3.3%
     2,947,500  Cincinnati Bell, Inc., Tranche B Term Loan ....................      4.00%      09/10/20        2,934,619
     1,945,344  Hawaiian Telcom Communications, Inc., Term Loan ...............      5.00%      06/06/19        1,947,290
     4,087,124  Numericable U.S. LLC, Dollar Denominated Tranche B-1 Loan .....      4.50%      05/21/20        4,082,751
     3,535,919  Numericable U.S. LLC, Dollar Denominated Tranche B-2 Loan .....      4.50%      05/21/20        3,532,136
                                                                                                            -------------
                                                                                                               12,496,796
                                                                                                            -------------

                IT CONSULTING & OTHER SERVICES - 0.3%
     1,307,096  Sirius Computer Solutions, Inc. (SCS Holdings I, Inc.), Term
                   Loan B .....................................................      6.25%      12/07/18        1,308,664
                                                                                                            -------------

                LEISURE FACILITIES - 2.3%
     5,563,303  ClubCorp Club Operations, Inc., Term B Loan ...................      4.25%      07/24/20        5,554,012
     1,307,692  Life Time Fitness, Inc., Closing Date Term Loan ...............      4.25%      06/10/22        1,296,655
     1,975,012  Planet Fitness Holdings LLC, Term Loan ........................      4.75%      03/31/21        1,972,543
                                                                                                            -------------
                                                                                                                8,823,210
                                                                                                            -------------

                LIFE SCIENCES TOOLS & SERVICES - 7.1%
     5,381,469  Immucor, Inc., Term B-2 Loan ..................................      5.00%      08/19/18        5,359,621
       529,164  InVentiv Health, Inc., Term B-3 Loan ..........................      7.75%      05/15/18          527,344
     7,626,842  InVentiv Health, Inc., Term B-4 Loan ..........................      7.75%      05/15/18        7,633,172
     1,584,000  Millennium Laboratories LLC, Tranche B Term Loan ..............      5.25%      04/16/21          773,515
     7,604,962  Ortho-Clinical Diagnostics, Inc., Initial Term Loan ...........      4.75%      06/30/21        7,484,119
     3,250,000  Pharmaceutical Product Development, Inc., Initial Term Loan ...      4.25%      08/18/22        3,228,062
     2,200,000  Sterigenics International (STHI Intermediate Holding Corp.),
                   Initial Term Loan ..........................................      4.25%      05/16/22        2,182,136
                                                                                                            -------------
                                                                                                               27,187,969
                                                                                                            -------------

                MANAGED HEALTH CARE - 0.3%
     1,220,455  MultiPlan, Inc. (MPH Acquisition Holdings LLC), Initial Term
                   Loan .......................................................      3.75%      03/31/21        1,204,247
                                                                                                            -------------

                METAL & GLASS CONTAINERS - 1.0%
       481,720  Anchor Glass Container Corp., Term B Loan .....................      4.50%      06/30/22          481,870
       395,000  Ardagh Holdings USA, Inc. (Ardagh Packaging Finance S.A.), New
                   Term Loan ..................................................      4.00%      12/17/19          393,025
     2,137,692  Berlin Packaging LLC, Initial Term Loan (First Lien) ..........      4.50%      10/01/21        2,136,367


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                                      STATED
    VALUE                                 DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  ---------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                METAL & GLASS CONTAINERS (CONTINUED)
$      708,750  PODS, Inc. (APLPD Bidco LLC), Term Loan B .....................      4.50%      02/02/22    $     708,750
                                                                                                            -------------
                                                                                                                3,720,012
                                                                                                            -------------

                MOVIES & ENTERTAINMENT - 3.4%
     1,194,000  Creative Artists Agency LLC (CAA Holdings LLC), Initial Term
                   Loan .......................................................      5.50%      12/17/21        1,201,462
     9,932,949  Formula One (Delta 2 Lux S.A.R.L.), Facility B3 (USD) .........      4.75%      07/30/21        9,844,645
     1,973,500  WME IMG Worldwide, Inc., Term Loan (First Lien) ...............      5.25%      05/06/21        1,963,633
                                                                                                            -------------
                                                                                                               13,009,740
                                                                                                            -------------

                OIL & GAS EXPLORATION & PRODUCTION - 0.3%
     1,000,000  American Energy Marcellus Holdings LLC, Initial Loan (First
                   Lien) ......................................................      5.25%      08/04/20          586,250
     1,888,889  American Energy Marcellus Holdings LLC, Initial Loan (Second
                   Lien) ......................................................      8.50%      08/04/21          491,111
                                                                                                            -------------
                                                                                                                1,077,361
                                                                                                            -------------

                OIL & GAS STORAGE & TRANSPORTATION - 0.1%
     1,000,000  Fieldwood Energy LLC, Closing Date Loan (Second Lien) .........      8.38%      09/30/20          377,500
                                                                                                            -------------

                OTHER DIVERSIFIED FINANCIAL SERVICES - 1.9%
     4,683,538  First Data Corp., 2021 New Dollar Term Loan ...................      4.20%      03/24/21        4,670,986
     2,780,000  iPayment, Inc., Term Loan .....................................      6.75%      05/08/17        2,716,282
                                                                                                            -------------
                                                                                                                7,387,268
                                                                                                            -------------

                PACKAGED FOODS & MEATS - 6.0%
     2,939,445  Boulder Brands, Inc. (GFA Brands, Inc.), Term Loan B (July
                   2014) ......................................................      4.50%      07/09/20        2,878,834
     1,631,629  Del Monte Foods, Inc., Initial Loan (First Lien) ..............  4.25%-5.50%    02/18/21        1,566,364
     4,053,723  Ferrara Candy Co. (Candy Intermediate Holdings, Inc.), Initial
                   Term Loan ..................................................      7.50%      06/18/18        4,038,521
     1,856,250  Hearthside Food Solutions LLC, Term Loan ......................      4.50%      06/02/21        1,844,649
     9,523,810  New HB Acquisition LLC, Term B Loan (First Lien) ..............      4.50%      08/03/22        9,520,857
     3,348,315  New HB Acquisition LLC, Term B Loan (Second Lien) .............      8.50%      08/03/23        3,352,500
                                                                                                            -------------
                                                                                                               23,201,725
                                                                                                            -------------

                PAPER PACKAGING - 1.2%
       596,555  Exopack Holding Corp., Term Loan B ............................      4.50%      04/30/19          594,813
     3,898,686  Reynolds Group Holdings, Inc., Incremental U.S. Term Loan .....      4.50%      12/01/18        3,895,294
                                                                                                            -------------
                                                                                                                4,490,107
                                                                                                            -------------


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                                      STATED
    VALUE                                 DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  ---------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                PHARMACEUTICALS - 6.8%
$    2,097,784  Akorn, Inc., Loan .............................................      5.50%      04/16/21    $   2,094,512
       750,000  AMAG Pharmaceuticals, Inc., Initial Term Loan .................      4.75%      08/17/21          748,125
     2,976,625  Amneal Pharmaceuticals LLC, Second Incremental Term Loan
                   Retired 07/17/2015 .........................................  4.50%-5.75%    11/01/19        2,972,130
     2,315,834  Catalent Pharma Solutions, Inc., Dollar Term Loan .............      4.25%      05/20/21        2,314,260
     1,500,000  Concordia Healthcare Corp., Initial Term Loan .................      4.75%      04/21/22        1,500,945
     2,400,000  Endo Pharmaceuticals Holdings, Inc., Term Loan B ..............      3.75%      06/24/22        2,399,568
     1,040,000  Horizon Pharma, Inc., Term Loan B .............................      4.50%      04/30/21        1,038,700
     5,185,691  Par Pharmaceutical Cos., Inc., Term B-2 Loan ..................      4.00%      09/30/19        5,176,616
     1,990,000  Par Pharmaceutical Cos., Inc., Term B-3 Loan ..................      4.25%      09/30/19        1,984,030
     1,386,000  Patheon, Inc. (JLL/Delta Dutch Newco B.V.), Initial Dollar
                   Term Loan ..................................................      4.25%      03/11/21        1,368,897
       511,676  Valeant Pharmaceuticals International, Inc., Series C-2
                   Tranche B Term Loan ........................................      3.75%      12/11/19          509,757
     2,942,625  Valeant Pharmaceuticals International, Inc., Series F-1
                   Tranche B Term Loan ........................................      4.00%      04/01/22        2,941,624
     1,040,921  Valeant Pharmaceuticals International, Inc., Term Loan BD .....      3.50%      02/13/19        1,037,121
                                                                                                            -------------
                                                                                                               26,086,285
                                                                                                            -------------

                PROPERTY & CASUALTY INSURANCE - 1.1%
       194,886  Cunningham Lindsey U.S., Inc., Initial Loan (Second Lien) .....      9.25%      06/10/20          175,398
     2,831,725  Cunningham Lindsey U.S., Inc., Initial Term Loan (First
                   Lien) ......................................................      5.00%      12/10/19        2,736,154
     1,200,000  Sedgwick Claims Management Services, Inc., Initial Loan
                   (Second Lien) ..............................................      6.75%      02/28/22        1,171,128
                                                                                                            -------------
                                                                                                                4,082,680
                                                                                                            -------------

                PUBLISHING - 1.0%
     2,020,165  Cengage Learning Acquisitions, Inc., Term Loan ................      7.00%      03/15/20        2,015,437
     1,975,000  Mergermarket USA, Inc., 2014 Incremental Term Loan ............      4.50%      02/04/21        1,935,500
                                                                                                            -------------
                                                                                                                3,950,937
                                                                                                            -------------

                REAL ESTATE SERVICES - 2.8%
    10,800,000  DTZ Worldwide LTD., Term Loan B ...............................      4.25%      11/04/21       10,683,036
                                                                                                            -------------

                RESEARCH & CONSULTING SERVICES - 3.7%
     3,096,639  Acosta, Inc., Term Loan B .....................................      4.25%      09/26/21        3,059,882
     5,873,954  Advantage Sales & Marketing, Inc., Initial Term Loan (First
                   Lien) ......................................................      4.25%      07/23/21        5,802,762


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                                      STATED
    VALUE                                 DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  ---------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                RESEARCH & CONSULTING SERVICES (CONTINUED)
$    1,801,485  Information Resources, Inc., Term Loan ........................      4.75%      09/30/20    $   1,801,485
     3,629,063  TransUnion LLC, 2015 Term B-2 Loan ............................      3.75%      04/09/21        3,598,433
                                                                                                            -------------
                                                                                                               14,262,562
                                                                                                            -------------

                RESTAURANTS - 5.0%
     1,437,511  Burger King Corp., Term B-2 Loan ..............................      3.75%      12/10/21        1,435,355
     3,979,394  Focus Brands, Inc., Refinancing Term Loan (First Lien) ........      4.25%      02/21/18        3,974,419
     1,450,000  Focus Brands, Inc., Term Loan (Second Lien) ...................     10.25%      08/21/18        1,453,625
     4,250,000  Portillo's Holdings LLC, Second Lien Term Loan ................      8.00%      08/15/22        4,218,125
     7,047,336  Portillo's Holdings LLC, Term B Loan (First Lien) .............      4.75%      08/02/21        7,012,100
     1,276,071  Red Lobster Management LLC, Initial Term Loan (First Lien) ....      6.25%      07/28/21        1,282,452
                                                                                                            -------------
                                                                                                               19,376,076
                                                                                                            -------------

                RETAIL REITS - 0.9%
     1,050,000  Capital Automotive LLC, Term Loan (Second Lien) ...............      6.00%      04/30/20        1,052,625
     2,506,144  Capital Automotive LLC, Tranche B-1 Term Loan Facility ........      4.00%      04/10/19        2,507,197
                                                                                                            -------------
                                                                                                                3,559,822
                                                                                                            -------------

                SECURITY & ALARM SERVICES - 0.2%
       180,125  Garda World Security Corp., Term B Delayed Draw Loan ..........      4.00%      11/06/20          177,123
       704,125  Garda World Security Corp., Term Loan B .......................      4.00%      10/18/20          692,387
                                                                                                            -------------
                                                                                                                  869,510
                                                                                                            -------------

                SEMICONDUCTORS - 2.4%
     2,583,050  Avago Technologies Cayman Ltd., Term Loan .....................      3.75%      05/06/21        2,579,822
     5,279,108  Freescale Semiconductor, Inc., Tranche B-4 Term Loan ..........      4.25%      02/28/20        5,270,872
     1,473,750  Freescale Semiconductor, Inc., Tranche B5 Term Loan ...........      5.00%      01/15/21        1,474,678
                                                                                                            -------------
                                                                                                                9,325,372
                                                                                                            -------------

                SPECIALIZED CONSUMER SERVICES - 2.8%
     4,422,391  Asurion LLC, Incremental Tranche B-1 Term Loan ................      5.00%      05/24/19        4,387,012
     4,721,687  Asurion LLC, Incremental Tranche B-4 Term Loan ................      5.00%      08/04/22        4,668,568
     1,058,824  Asurion LLC, Term Loan (Second Lien) ..........................      8.50%      03/03/21        1,035,879
       660,321  Expert Global Solutions, Inc. (NCO Group, Inc.), Term B
                   Advance (First Lien) .......................................      8.50%      04/03/18          656,194
                                                                                                            -------------
                                                                                                               10,747,653
                                                                                                            -------------


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                                      STATED
    VALUE                                 DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  ---------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                SPECIALIZED FINANCE - 0.9%
$    1,300,000  AlixPartners LLP, Initial Term Loan ...........................      4.50%      07/15/22    $   1,298,700
     2,281,341  Duff & Phelps Corp., Initial Term Loan ........................      4.75%      04/23/20        2,269,934
                                                                                                            -------------
                                                                                                                3,568,634
                                                                                                            -------------

                SPECIALIZED REITS - 0.4%
     1,750,000  Communication Sales & Leasing, Inc., Term Loan ................      5.00%      10/24/22        1,670,707
                                                                                                            -------------

                SPECIALTY CHEMICALS - 2.2%
       671,943  A.I. Chem (Allnex (Luxembourg) & Cy S.C.A.), Tranche B-1 Term
                   Loan .......................................................      4.50%      10/03/19          671,104
       350,026  A.I. Chem (Allnex (Luxembourg) & Cy S.C.A.), Tranche B-2 Term
                   Loan .......................................................      4.50%      10/03/19          349,588
       992,500  Emerald Performance Materials LLC, Initial Term Loan (First
                   Lien) ......................................................      4.50%      07/30/21          988,361
     1,813,449  NuSil Technology LLC, Term Loan ...............................      5.25%      04/07/17        1,800,991
       987,047  Omnova Solutions, Inc., Term B-1 Loan .........................      4.25%      05/31/18          983,967
     1,587,123  Platform Specialty Products Corp. (fka: Macdermid, Inc.),
                   Tranche B-2 Term Loan ......................................      4.75%      06/07/20        1,586,632
     1,528,385  Polymer Group, Inc., Initial Loan .............................      5.25%      12/19/19        1,528,385
       533,333  Trinseo Materials Operating S.C.A., Term Loan B ...............      4.25%      10/13/21          531,733
                                                                                                            -------------
                                                                                                                8,440,761
                                                                                                            -------------

                SPECIALTY STORES - 3.7%
     1,000,000  Party City Holdings, Inc., Term Loan ..........................      4.25%      08/06/22          998,130
     8,731,615  PetSmart, Inc., Tranche B-1 Loan ..............................      4.25%      03/11/22        8,713,454
     1,116,071  Toys "R" US-Delaware, Inc., Canadian FILO TL ..................      8.25%      10/24/19        1,111,417
     1,383,929  Toys "R" US-Delaware, Inc., FILO Term Loan ....................      8.25%      10/24/19        1,378,158
       138,291  Toys "R" US-Delaware, Inc., Term B-2 Loan .....................      5.25%      05/25/18          105,793
     2,032,299  Toys "R" US-Delaware, Inc., Term B4 Loan ......................      9.75%      04/25/20        1,777,001
                                                                                                            -------------
                                                                                                               14,083,953
                                                                                                            -------------

                SYSTEMS SOFTWARE - 5.5%
       554,325  Applied Systems, Inc., Initial Term Loan (First Lien) .........      4.25%      01/25/21          552,663
       539,155  Applied Systems, Inc., Initial Term Loan (Second Lien) ........      7.50%      01/24/22          535,651
     1,500,000  Blue Coat Systems, Inc., Initial Term Loan ....................      4.50%      05/20/22        1,488,750
    12,489,255  BMC Software Finance, Inc., Initial US Term Loan ..............      5.00%      09/10/20       11,463,387
     1,950,000  Compuware Corp., Term Loan B ..................................      6.25%      12/31/19        1,891,500
       887,113  SS&C Technologies Holdings, Inc., Term B-1 Loan ...............      4.00%      07/08/22          887,742


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                                      STATED
    VALUE                                 DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  ---------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                SYSTEMS SOFTWARE (CONTINUED)
$      146,227  SS&C Technologies Holdings, Inc., Term B-2 Loan ...............      4.00%      07/08/22    $     146,331
     4,016,677  Vertafore, Inc., Term Loan 2013 ...............................      4.25%      10/03/19        4,007,479
                                                                                                            -------------
                                                                                                               20,973,503
                                                                                                            -------------

                TRUCKING - 1.9%
     2,228,571  Hertz Corp., Tranche B-1 Term Loan ............................      3.75%      03/11/18        2,216,047
       258,511  Kenan Advantage Group, Inc., Delayed Draw Term 1 Loan (h) .....      1.50% (i)  07/29/22          257,298
       590,426  Kenan Advantage Group, Inc., Term Loan B-2 ....................      4.00%      07/31/22          587,657
     1,851,064  Kenan Advantage Group, Inc., Term Loan B1 .....................      4.00%      07/31/22        1,842,382
     2,562,642  SIRVA Worldwide, Inc., Loan ...................................      7.50%      03/27/19        2,549,829
                                                                                                            -------------
                                                                                                                7,453,213
                                                                                                            -------------
                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS.................................................    536,074,006
                                                                                                            -------------
                (Cost $549,452,881)
  PRINCIPAL                                                                        STATED        STATED
    VALUE                                 DESCRIPTION                              COUPON       MATURITY        VALUE
--------------  ---------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS AND NOTES - 5.6%

                ALTERNATIVE CARRIERS - 0.5%
     2,000,000  Intelsat Luxembourg S.A. (Luxembourg) .........................      6.75%      06/01/18        1,847,500
                                                                                                            -------------

                AUTO PARTS & EQUIPMENT - 0.2%
       250,000  American Axle & Manufacturing, Inc. ...........................      6.25%      03/15/21          255,938
       500,000  MPG Holdco I, Inc. ............................................      7.38%      10/15/22          527,500
                                                                                                            -------------
                                                                                                                  783,438
                                                                                                            -------------

                CABLE & SATELLITE - 0.5%
     2,000,000  CCO Holdings LLC/CCO Holdings Capital Corp. ...................      5.75%      01/15/24        2,045,000
                                                                                                            -------------

                CASINOS & GAMING - 1.1%
     4,900,000  Caesars Growth Properties Holdings LLC/Caesars Growth
                   Properties Finance, Inc. ...................................      9.38%      05/01/22        4,128,250
                                                                                                            -------------

                HEALTH CARE EQUIPMENT - 0.5%
     1,800,000  Kinetic Concepts, Inc./KCI USA, Inc. ..........................     12.50%      11/01/19        1,939,500
                                                                                                            -------------

                HEALTH CARE FACILITIES - 1.4%
       350,000  CHS/Community Health Systems, Inc. ............................      6.88%      02/01/22          372,858
     1,000,000  Select Medical Corp. ..........................................      6.38%      06/01/21        1,020,000
       800,000  Tenet Healthcare Corp. ........................................      6.00%      10/01/20          858,000
     1,000,000  Tenet Healthcare Corp. ........................................      6.75%      06/15/23        1,035,000
     2,250,000  Vantage Oncology LLC/Vantage Oncology Finance Co. (j) .........      9.50%      06/15/17        2,047,500
                                                                                                            -------------
                                                                                                                5,333,358
                                                                                                            -------------


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2015 (UNAUDITED)

  PRINCIPAL                                                                        STATED        STATED
    VALUE                                 DESCRIPTION                              COUPON       MATURITY        VALUE
--------------  ---------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

                LIFE SCIENCES TOOLS & SERVICES - 0.7%
$    2,500,000  Crimson Merger Sub, Inc. (j)...................................      6.63%      05/15/22    $   2,240,625
       500,000  inVentiv Health, Inc. (j)......................................     10.00%      08/15/18          495,000
                                                                                                            -------------
                                                                                                                2,735,625
                                                                                                            -------------

                OIL & GAS EXPLORATION & PRODUCTION - 0.1%
       500,000  American Energy-Permian Basin LLC / AEPB Finance
                   Corp. (j) (k) ..............................................      6.80%      08/01/19          270,000
                                                                                                            -------------

                PHARMACEUTICALS - 0.2%
       620,000  Valeant Pharmaceuticals International, Inc. (Canada) (j) ......      5.38%      03/15/20          632,400
                                                                                                            -------------

                SECURITY & ALARM SERVICES - 0.2%
     1,000,000  Garda World Security Corp. (Canada) (j)........................      7.25%      11/15/21          940,000
                                                                                                            -------------

                SPECIALTY CHEMICALS - 0.2%
       850,000  Hexion, Inc. ..................................................      6.63%      04/15/20          796,875
                                                                                                            -------------
                TOTAL CORPORATE BONDS AND NOTES...........................................................     21,451,946
                                                                                                            -------------
                (Cost $22,917,822)

    SHARES                                             DESCRIPTION                                              VALUE
--------------  ------------------------------------------------------------------------------------------  -------------
WARRANTS - 0.0%

                BROADCASTING - 0.0%
         1,449  Cumulus Media, Inc. (d) (e) (l) (m).......................................................            377
                                                                                                            -------------
                TOTAL WARRANTS............................................................................            377
                                                                                                            -------------
                (Cost $0)

COMMON STOCKS - 0.0%

                DIVERSIFIED CHEMICALS - 0.0%
            20  LyondellBasell Industries N.V., Class A...................................................          1,707
                                                                                                            -------------
                TOTAL COMMON STOCKS.......................................................................          1,707
                                                                                                            -------------
                (Cost $0)

                TOTAL INVESTMENTS - 145.2%................................................................    557,528,036
                (Cost $572,370,703) (n)

                OUTSTANDING LOAN - (41.9%)................................................................   (161,000,000)

                NET OTHER ASSETS AND LIABILITIES - (3.3%).................................................    (12,520,008)
                                                                                                            -------------

                NET ASSETS - 100.0%.......................................................................  $ 384,008,028
                                                                                                            =============

-----------------------------

(a) All or a portion of the securities are available to serve as collateral on the outstanding loan.


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2015 (UNAUDITED)

(b) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (j) the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at August 31, 2015. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.

(c) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(d) This security is fair valued by the Pricing Committee of First Trust Advisors L.P. (the "Advisor") in accordance with procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At August 31, 2015, securities noted as such are valued at $5,898,067 or 1.54% of net assets.

(e) Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(f)   This issuer has filed for protection in federal bankruptcy court.

(g) This issuer is in default but interest is still being accrued by the Fund and paid by the issuer.

(h) Delayed Draw Loan (see Note 2C - Unfunded Loan Commitments in the Notes to Portfolio of Investments).

(i) Represents commitment fee rate on unfunded loan commitment. The commitment fee rate steps up at predetermined time intervals.

(j) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At August 31, 2015, securities noted as such amounted to $6,625,525 or 1.73% of net assets.

(k) Floating rate security. The interest rate shown reflects the rate in effect at August 31, 2015.

(l) This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration (See Note 2D - Restricted Securities in the Notes to Portfolio of Investments).

(m)   Non-income producing security.

(n) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of August 31, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $815,516 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $15,658,183.


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2015 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                    LEVEL 2        LEVEL 3
                                                       TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                     VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
INVESTMENTS                                          8/31/2015       PRICES         INPUTS         INPUTS
-------------------------------------------------  -------------  -------------  -------------  -------------
Senior Floating-Rate Loan Interests:
     Cable & Satellite                             $   6,885,228  $          --  $     987,538  $   5,897,690
     Other Industry Categories*                      529,188,778             --    529,188,778             --
                                                   -------------  -------------  -------------  -------------
     Total Senior Floating-Rate Loan Interests       536,074,006             --    530,176,316      5,897,690
Corporate Bonds and Notes*                            21,451,946             --     21,451,946             --
Warrants*                                                    377             --            377             --
Common Stocks*                                             1,707          1,707             --             --
                                                   -------------  -------------  -------------  -------------
TOTAL INVESTMENTS                                  $ 557,528,036  $       1,707  $ 551,628,639  $   5,897,690
                                                   =============  =============  =============  =============

All transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at August 31, 2015.

Level 3 Senior Floating-Rate Loan Interests are valued by the Advisor's Pricing Committee. Level 3 securities are valued using broker quotes. The values are based on unobservable and non-quantitative inputs. The Fund's Board of Trustees has adopted valuation procedures that are utilized by the Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented:

BEGINNING BALANCE AT MAY 31, 2015
     Senior Floating-Rate Loan Interests                        $  3,412,500
Net Realized Gain (Loss)
     Senior Floating-Rate Loan Interests                              14,809
Net Change in Unrealized Appreciation/Depreciation
     Senior Floating-Rate Loan Interests                               1,263
Purchases
     Senior Floating-Rate Loan Interests                           5,897,690
Sales
     Senior Floating-Rate Loan Interests                          (3,428,572)
Transfers In
     Senior Floating-Rate Loan Interests                                  --
Transfers Out
     Senior Floating-Rate Loan Interests                                  --
ENDING BALANCE AT AUGUST 31, 2015
     Senior Floating-Rate Loan Interests                           5,897,690
                                                                ------------
Total Level 3 holdings                                          $  5,897,690
                                                                ============


* See the Portfolio of Investments for the industry breakout. Industry categories are only shown separately if they include holdings in two or more levels or have holdings in only Level 3.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                          AUGUST 31, 2015 (UNAUDITED)

                                1. ORGANIZATION

First Trust Senior Floating Rate Income Fund II (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on March 25, 2004, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FCT on the New York Stock Exchange ("NYSE").

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      The senior floating-rate loan interests ("Senior Loans")1 in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the fair market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded, or for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost),

1 The terms "security" and "securities" used throughout the Notes to Portfolio of Investments include Senior Loans.

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                          AUGUST 31, 2015 (UNAUDITED)

      provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the fundamental business data relating to the borrower/issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of a security;

       4)   the financial statements of the borrower/issuer;

       5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;

      11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

      12)   borrower's/issuer's competitive position within the industry;

      13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                          AUGUST 31, 2015 (UNAUDITED)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of August 31, 2015, is included with the Fund's Portfolio of Investments.

B. SECURITY TRANSACTIONS

Security transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery or forward purchase commitments as of August 31, 2015.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had unfunded delayed draw loan commitments of $257,298 as of August 31, 2015.

D. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of August 31, 2015, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note
2A) and are not expressed as a discount to the carrying value of a comparable unrestricted investment. There are no unrestricted investments with the same maturity dates and yields for this issuer.


                                                                                                                    % OF
                                                                                                                 NET ASSETS
                                                                                                                 APPLICABLE
                                            ACQUISITION   PRINCIPAL       VALUE        CURRENT                   TO COMMON
SECURITY                                       DATE      VALUE/SHARES   PER SHARE   CARRYING COST     VALUE        SHARES
------------------------------------------- -----------  ------------  -----------  -------------  -----------  ------------
Cumulus Media, Inc. - Warrants                6/29/09       1,449       $   0.26       $    --      $   377        0.00%*

*  Amount is less than 0.01%.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    First Trust Senior Floating Rate Income Fund II
          ------------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: October 13, 2015
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: October 13, 2015
     --------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: October 13, 2015
     --------------------

*Print the name and title of each signing officer under his or her signature.